PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2022	2023
	RMB	RMB	US$
Store operating equipment	1,341,127	2,417,877	340,551
Leasehold improvements	1,126,562	2,235,034	314,798
Office equipment and others	177,259	315,291	44,408
Office buildings	811,666	480,792	67,718
Assets subject to operating leases	—	346,223	48,764
Mechanical equipment	80,481	82,303	11,592
Construction in progress	53,103	345,904	48,720
	3,590,198	6,223,424	876,551
Less: accumulated depreciation	(1,546,362)	(2,036,969)	(286,901)
Less: impairment	(176,458)	(17,314)	(2,439)

	1,867,378	4,169,141	587,211